Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting
Schedule of segment information for the reportable segments

	Year Ended December 31, 2023
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		U.S. and			U.S. and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	18,492	345,959	364,451	157,020	7,145	164,165	528,616	309,383	—	837,999
Interest income	786	16	802	—	—	—	802	455	34,888	36,145
Interest expense	(279)	—	(279)	—	—	—	(279)	(38)	(442)	(759)
Equity in earnings of equity investees, net of tax	—	—	—	—	—	—	—	47,295	—	47,295
Income tax (expense)/benefit	(420)	(208)	(628)	(159)	—	(159)	(787)	(1,201)	(2,521)	(4,509)
Net (loss)/income attributable to the Company	(198,551)	224,055	25,504	23,090	2,568	25,658	51,162	50,272	(654)	100,780
Depreciation/amortization	(7,146)	(494)	(7,640)	—	—	—	(7,640)	(344)	(223)	(8,207)
Additions to non-current assets (other than financial instruments and deferred tax assets)	41,228	110	41,338	—	—	—	41,338	330	86	41,754

	December 31, 2023
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		U.S. and			U.S. and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	177,601	24,687	202,288	61,472	2,129	63,601	265,889	163,311	850,573	1,279,773
Property, plant and equipment	98,034	918	98,952	—	—	—	98,952	564	211	99,727
Right-of-use assets	3,454	551	4,005	—	—	—	4,005	366	294	4,665
Leasehold land	11,261	—	11,261	—	—	—	11,261	—	—	11,261
Goodwill	—	—	—	—	—	—	—	3,064	—	3,064
Other intangible asset	—	—	—	—	—	—	—	21	—	21
Investments in equity investees	—	—	—	—	—	—	—	48,411	—	48,411

	Year Ended December 31, 2022
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		U.S. and			U.S. and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	39,202	—	39,202	124,642	—	124,642	163,844	262,565	—	426,409
Interest income	674	4	678	—	—	—	678	272	8,649	9,599
Interest expense	—	—	—	—	—	—	—	—	(652)	(652)
Equity in earnings of equity investees, net of tax	5	—	5	—	—	—	5	49,748	—	49,753
Income tax (expense)/ benefit	(552)	6,053	5,501	(631)	—	(631)	4,870	(1,345)	(3,242)	283
Net (loss)/income attributable to the Company	(215,834)	(186,945)	(402,779)	17,367	—	17,367	(385,412)	54,604	(30,027)	(360,835)
Depreciation/amortization	(7,576)	(484)	(8,060)	—	—	—	(8,060)	(299)	(305)	(8,664)
Additions to non-current assets (other than financial instruments and deferred tax assets)	47,563	725	48,288	—	—	—	48,288	664	21	48,973

	December 31, 2022
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		U.S. and			U.S. and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	221,337	30,281	251,618	45,984	—	45,984	297,602	235,500	496,343	1,029,445
Property, plant and equipment	72,775	2,103	74,878	—	—	—	74,878	735	334	75,947
Right-of-use assets	3,350	3,167	6,517	—	—	—	6,517	1,308	897	8,722
Leasehold land	11,830	—	11,830	—	—	—	11,830	—	—	11,830
Goodwill	—	—	—	—	—	—	—	3,137	—	3,137
Other intangible asset	—	—	—	—	—	—	—	85	—	85
Investments in equity investees	316	—	316	—	—	—	316	73,461	—	73,777

	Year Ended December 31, 2021
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		U.S. and			U.S. and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	43,181	—	43,181	76,429	—	76,429	119,610	236,518	—	356,128
Interest income	809	3	812	—	—	—	812	282	982	2,076
Interest expense	—	—	—	—	—	—	—	—	(592)	(592)
Equity in earnings of equity investees, net of tax	20	—	20	—	—	—	20	60,597	—	60,617
Income tax benefit /(expense)	22	7,160	7,182	(1,320)	—	(1,320)	5,862	(14,573)	(3,207)	(11,918)
Net (loss)/income attributable to the Company	(143,528)	(152,235)	(295,763)	4,032	—	4,032	(291,731)	142,890	(45,807)	(194,648)
Depreciation/amortization	(6,436)	(197)	(6,633)	—	—	—	(6,633)	(318)	(239)	(7,190)
Additions to non-current assets (other than financial instruments and deferred tax assets)	25,295	4,321	29,616	—	—	—	29,616	1,056	327	30,999

Summary of customers which accounted for over 10% of the Group's revenue

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Customer A	353,104	—	—
Customer B	84,065	75,606	56,082
Customer C	(note)	51,681	49,055
Customer D	(note)	47,611	41,974

Note: Customer did not account for over 10% of the Group’s revenue during the year.